INVESTMENTS IN COMPANIES AND ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2016
Investments in and Advances to Affiliates [Line Items]
Summarized data of financial statements associates
Summarized data of the financial statements of associates, unadjusted to the Company's percentage of holdings: *)

	December 31,
	2016	2015

Assets	$285,988	$278,402
Liabilities	$352,892	$337,599
Fixed income from real estate rent	$46,324	$11,215
Net income (loss)	$(9,740)	$97

*)	The information presented does not include excess cost and goodwill.

300 South Riverside Plaza [Member]
Investments in and Advances to Affiliates [Line Items]
Schedule of investment

	December 31,
	2016	2015

Invested in equity	$16,142	$13,142
Accumulated net loss	(737)	-

Total investment	$15,405	$13,142

Two Penn Center Plaza [Member]
Investments in and Advances to Affiliates [Line Items]
Schedule of investment
	December 31,
	2016	2015

Invested in equity	$4,025	$4,025
Accumulated net loss	(538)	(504)

Total investment	$3,487	$3,521